Earnings/(loss) per share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings/(loss) per share
Summary of earnings/(loss) per share

	3 months ended June 30,		6 months ended June 30,
	2025	2024	2025	2024
	£ 000	£ 000	£ 000	£ 000
Net profit/(loss) for the period for basic earnings per share	(144,763)	11,740	250,962	(17,121)
Adjustment for calculation of diluted earnings per share:
Fair value movements on financial liabilities at fair value through profit and loss	—	—	(258,719)	—
In-kind interest on financial liabilities at fair value through profit and loss	—	—	5,782	—
Net loss for the period for diluted earnings per share	(144,763)	11,740	(1,975)	(17,121)

	No. of shares	No. of shares	No. of shares	No. of shares
Weighted average issued shares for basic earnings per share	82,319,241	19,297,390	80,090,993	19,233,930
Adjustment for calculation of diluted earnings per share upon conversion of:	—	—
Financial liabilities at fair value through profit and loss	—	—	37,376,218	—
Weighted average issued shares for diluted earnings per share	82,319,241	19,297,390	117,467,211	19,233,930

	£	£	£	£
Basic earnings/(loss) per share	(1.76)	0.61	3.13	(0.89)
Diluted earnings/(loss) per share	(1.76)	0.61	(0.02)	(0.89)